INVESTMENT PROPERTY OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Investment Property Operating Expenses
SCHEDULE OF RENTAL PROPERTY OPERATING EXPENSES

Rental property operating expenses were as follows:

	Year ended December 31,
	2023	2022	2021

Repair and maintenance	$2,351,598	$1,661,900	$1,234,863
Property management	1,062,320	1,072,509	783,495
Real estate taxes	731,261	357,457	333,613
Adjustment for expected credit losses	(87,723)	1,470,990	1,062,133
Other property related expenses	1,085,494	844,583	673,261
Total	$5,142,950	$5,407,439	$4,087,365